UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         July 26, 2006 to August 25, 2006


Commission File Number of issuing entity: 333-127020-15


                J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233756, 57-1233757, 57-1233758
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on August 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   September 1, 2006

EXHIBIT INDEX

Exhibit Number     Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-WMC1 Asset-Backed Pass-Through Certificates, Series 2006-WMC1 relating to the August 25, 2006 distribution.


                                     EX-99.1
         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 August 25, 2006


                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             19
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15

 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com



         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 August 25, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL             BEGINNING                                                                                ENDING
          FACE                 PRINCIPAL                                                      REALIZED   DEFERRED       PRINCIPAL
CLASS     VALUE                BALANCE           PRINCIPAL         INTEREST        TOTAL      LOSSES     INTEREST       BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        161,500,000.00      148,627,216.69      5,634,690.84     712,234.01      6,346,924.85     0.00   0.00      142,992,525.85
A2        383,500,000.00      315,956,665.62     23,034,511.73   1,484,162.55     24,518,674.28     0.00   0.00      292,922,153.89
A3        148,700,000.00      148,700,000.00              0.00     704,899.96        704,899.96     0.00   0.00      148,700,000.00
A4        169,200,000.00      169,200,000.00              0.00     810,820.50        810,820.50     0.00   0.00      169,200,000.00
A5         59,653,000.00       59,653,000.00              0.00     290,485.25        290,485.25     0.00   0.00       59,653,000.00
M1         44,127,000.00       44,127,000.00              0.00     217,539.98        217,539.98     0.00   0.00       44,127,000.00
M2         37,067,000.00       37,067,000.00              0.00     183,373.54        183,373.54     0.00   0.00       37,067,000.00
M3         21,181,000.00       21,181,000.00              0.00     104,966.56        104,966.56     0.00   0.00       21,181,000.00
M4         19,416,000.00       19,416,000.00              0.00      97,891.70         97,891.70     0.00   0.00       19,416,000.00
M5         19,416,000.00       19,416,000.00              0.00      98,226.08         98,226.08     0.00   0.00       19,416,000.00
M6         17,063,000.00       17,063,000.00              0.00      87,497.64         87,497.64     0.00   0.00       17,063,000.00
M7         16,474,000.00       16,474,000.00              0.00      91,995.85         91,995.85     0.00   0.00       16,474,000.00
M8         14,709,000.00       14,709,000.00              0.00      83,406.16         83,406.16     0.00   0.00       14,709,000.00
M9         10,591,000.00       10,591,000.00              0.00      69,175.41         69,175.41     0.00   0.00       10,591,000.00
M10        10,002,000.00       10,002,000.00              0.00      67,912.19         67,912.19     0.00   0.00       10,002,000.00
M11        11,179,000.00       11,179,000.00              0.00      75,903.86         75,903.86     0.00   0.00       11,179,000.00
P                 100.00              100.00              0.00     367,481.70        367,481.70     0.00   0.00              100.00
R                   0.00                0.00              0.00           0.00              0.00     0.00   0.00                0.00
TOTALS  1,143,778,100.00    1,063,361,982.31     28,669,202.57   5,547,972.94     34,217,175.51     0.00   0.00    1,034,692,779.74

C       1,176,727,234.11    1,096,310,582.36              0.00   1,847,378.72      1,847,378.72     0.00   0.00    1,067,641,142.29
--------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
          FACE               NOTIONAL                                                          REALIZED   DEFERRED      NOTIONAL
CLASS     VALUE              BALANCE            PRINCIPAL          INTEREST         TOTAL      LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       1,176,727,234.11    1,096,310,582.36              0.00   1,847,378.72      1,847,378.72     0.00   0.00    1,067,641,142.29
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       46626LJK7       920.29236341   34.88972656             4.41011771         39.29984427      885.40263684      5.565000%
A2       46626LHR4       823.87657267   60.06391585             3.87004576         63.93396162      763.81265682      5.455000%
A3       46626LHS2     1,000.00000000    0.00000000             4.74041668          4.74041668    1,000.00000000      5.505000%
A4       46626LHT0     1,000.00000000    0.00000000             4.79208333          4.79208333    1,000.00000000      5.565000%
A5       46626LHU7     1,000.00000000    0.00000000             4.86958326          4.86958326    1,000.00000000      5.655000%
M1       46626LHV5     1,000.00000000    0.00000000             4.92986108          4.92986108    1,000.00000000      5.725000%
M2       46626LHW3     1,000.00000000    0.00000000             4.94708339          4.94708339    1,000.00000000      5.745000%
M3       46626LHX1     1,000.00000000    0.00000000             4.95569425          4.95569425    1,000.00000000      5.755000%
M4       46626LHY9     1,000.00000000    0.00000000             5.04180573          5.04180573    1,000.00000000      5.855000%
M5       46626LHZ6     1,000.00000000    0.00000000             5.05902761          5.05902761    1,000.00000000      5.875000%
M6       46626LJA9     1,000.00000000    0.00000000             5.12791655          5.12791655    1,000.00000000      5.955000%
M7       46626LJB7     1,000.00000000    0.00000000             5.58430557          5.58430557    1,000.00000000      6.485000%
M8       46626LJC5     1,000.00000000    0.00000000             5.67041675          5.67041675    1,000.00000000      6.585000%
M9       46626LJD3     1,000.00000000    0.00000000             6.53152771          6.53152771    1,000.00000000      7.585000%
M10      46626LJE1     1,000.00000000    0.00000000             6.78986103          6.78986103    1,000.00000000      7.885000%
M11      46626LJF8     1,000.00000000    0.00000000             6.78986135          6.78986135    1,000.00000000      7.885000%
P        46626LJH4     1,000.00000000    0.00000000     3,674,817.00000000  3,674,817.00000000    1,000.00000000      0.000000%
TOTALS                   929.69255340   25.06535365             4.85056755         29.91592120      904.62719975
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                   ENDING            PASS-THRU
CLASS        CUSIP     NOTIONAL           PRINCIPAL            INTEREST              TOTAL         NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
C        46626LJG9       931.66075415    0.00000000             1.56992943          1.56992943      907.29704501      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

         J.P. Morgan Mortgage Acquisition Corporation, Series 2006-WMC1
                                 August 25, 2006

Dates:
Record Date                                                                                 08/24/06
Determination Date                                                                          08/15/06
Distribution Date                                                                           08/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                      461,533.38
Group 1                                                                                   102,901.52
Group 2                                                                                   358,631.86

Principal Prepayments (Total)                                                          28,163,554.26
Group 1                                                                                 5,525,316.95
Group 2                                                                                22,638,221.81

Curtailments (Total)                                                                       47,984.28
Group 1                                                                                     6,394.49
Group 2                                                                                    41,589.79

Curtailment Interest Adjustments (Total)                                                   -3,631.84
Group 1                                                                                         7.09
Group 2                                                                                    -3,638.93

Repurchase Principal (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Substitution Amounts (Total)                                                                    0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Net Liquidation Proceeds (Total)                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00
Other Principal Adjustments (Total)                                                             0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Non Recoverable Principal Advances (Total)                                                    791.16
Group 1                                                                                        41.07
Group 2                                                                                       750.09

Interest Funds:

Gross Interest                                                                          7,133,690.07
Group 1                                                                                 1,254,383.41
Group 2                                                                                 5,879,306.66

Servicing Fees                                                                            456,796.03
Group 1                                                                                    80,450.49
Group 2                                                                                   376,345.54

Trustee Fees                                                                                3,654.44
Group 1                                                                                       643.63
Group 2                                                                                     3,010.81

Custodian Fee                                                                               1,827.18
Group 1                                                                                       321.80
Group 2                                                                                     1,505.38

Trust Oversight Manager Fees                                                               13,703.88
Group 1                                                                                     2,413.52
Group 2                                                                                    11,290.37

Non Recoverable Interest Advances (Total)                                                  13,800.20
Group 1                                                                                       924.31
Group 2                                                                                    12,875.89

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                 53
Group 1                                                                                           10
Group 2                                                                                           43

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected     13,290,993.68
Group 1                                                                                 1,851,611.79
Group 2                                                                                11,439,381.89

Amount of Prepayment Penalties Collected                                                  367,481.70
Group 1                                                                                    52,502.66
Group 2                                                                                   314,979.04
Available Remitance Amount                                                             35,312,541.75

Principal Remittance Amount (Total)                                                    28,668,633.42
Group 1                                                                                 5,634,578.98
Group 2                                                                                23,034,054.44

Interest Remittance Amount (Total)                                                      6,643,908.33
Group 1                                                                                 1,169,629.66
Group 2                                                                                 5,474,278.67

Pool Detail:
Beginning Number of Loans Outstanding                                                          5,445
Group 1                                                                                        1,488
Group 2                                                                                        3,957

Ending Number of Loans Outstanding                                                             5,325
Group 1                                                                                        1,457
Group 2                                                                                        3,868

Beginning Aggregate Loan Balance                                                    1,096,310,582.36
Group 1                                                                               193,081,235.06
Group 2                                                                               903,229,347.30

Ending Aggregate Loan Balance                                                       1,067,641,142.29
Group 1                                                                               187,446,615.01
Group 2                                                                               880,194,527.28

Current Advances                                                                                0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Aggregate Advances                                                                              0.00
Group 1                                                                                         0.00
Group 2                                                                                         0.00

Weighted Average Remaning Term To Maturity                                                    333.35
Group 1                                                                                       335.00
Group 2                                                                                       333.00

Weighted Average Net Mortgage Rate                                                          7.28740%
Group 1                                                                                     7.27499%
Group 2                                                                                     7.29005%

Interest Accrual Period
Start Date                                                                             July 25, 2006
End Date                                                                             August 25, 2006
Number of Days in Accrual Period                                                                  31

  Delinquent Mortgage Loans
           Group 1
          Category             Number      Principal Balance         Percentage
           1 Month               36                  4,545,451.78          2.42%
           2 Month               13                    953,787.82          0.51%
           3 Month               3                     106,310.99          0.06%
            Total                52                  5,605,550.59          2.99%
  Delinquent Mortgage Loans
           Group 2
          Category             Number      Principal Balance         Percentage
           1 Month               88                 20,672,661.72          2.35%
           2 Month               33                  6,628,737.41          0.75%
           3 Month               27                  4,543,573.96          0.52%
            Total               148                 31,844,973.09          3.62%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

   Bankruptcies
   Group Number     Number of Loans  Principal Balance  Percentage
           1               3                520,240.55        0.28%
           2               5              1,535,643.30        0.17%
      Total                8              2,055,883.85        0.19%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        2
Principal Balance of Bankruptcy Loans that are Current                                    405,434.24
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       114,806.31
Total Number of Bankruptcy Loans                                                                   3
Total Principal Balance of Bankruptcy Loans                                               520,240.55

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        2
Principal Balance of Bankruptcy Loans that are Current                                    159,347.81
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         582,896.28
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       793,399.21
Total Number of Bankruptcy Loans                                                                   5
Total Principal Balance of Bankruptcy Loans                                             1,535,643.30

  Foreclosures
  Group Number       Number of Loans  Principal Balance   Percentage
           1                18            2,637,253.77         1.41%
           2                73           22,800,020.66         2.59%
      Total                 91           25,437,274.43         2.38%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         18
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    2,637,253.77
Total Number of Foreclosure Loans                                                                 18
Total Principal Balance of Foreclosure Loans                                            2,637,253.77

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         73
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   22,800,020.66
Total Number of Foreclosure Loans                                                                 73
Total Principal Balance of Foreclosure Loans                                           22,800,020.66

  REO Properties
   Group Number    Number of Loans  Principal Balance     Percentage
            1             1               149,316.48           0.08%
            2             0                     0.00           0.00%
       Total              1               149,316.48           0.01%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  1
Principal Balance of REO Loans that are 3+ Months Delinquent                              149,316.48
Total Number of REO Loans                                                                          1
Total Principal Balance of REO Loans                                                      149,316.48

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
          Group Number        Loan Number    REO Date Schedule Principal Balance
                                                                            0.00
              Total                                                         0.00

Principal Payoffs by Group occured in this Distribution
    Group Number        Number of Loans     Principal Balance         Percentage
             1                        0          5,525,316.95              2.95%
             2                        0         22,638,237.31              2.57%
        Total                         0         28,163,554.26              2.64%

   Realized Loss Group Report
          Group Number       Current Loss   Cumulative Loss    Ending Balance Balance of Liquidated Loans Net Liquidation Proceeds
                1                    0.00              0.00    187,446,615.01                        0.00                     0.00
                2                   15.50             15.50    880,194,527.28                        0.00                     0.00
              TOTAL                 15.50             15.50  1,067,641,142.29                        0.00                     0.00
Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                      15.50
Group 1                                                                                              0.00
Group 2                                                                                             15.50

Cumulative Realized Losses - Reduced by Recoveries                                                  15.50
Group 1                                                                                              0.00
Group 2                                                                                             15.50

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 36.70% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           3.62736%
36.70% of of Senior Enhancement Percetage                                                        8.73715%
OR
TEST II - Trigger Event Occurrence                                                                    YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00000%
Required Cumulative Loss %                                                                       0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                       32,948,362.56
Ending Overcollateralization Amount                                                         32,948,362.56
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,483,462.57
Payment to Class C                                                                           1,847,378.72
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                           384,530.79

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  384,530.79
Withdrawals from the Swap Account                                                              384,530.79
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                        20,045.48
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                    20,045.48
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        4,858.06
Class M-10                                                                                       7,171.74
Class M-11                                                                                       8,015.68

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        4,858.06
Class M-10                                                                                       7,171.74
Class M-11                                                                                       8,015.68

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    7.052319

One-Month LIBOR for Such Distribution Date                                                       5.385000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.565000
Class A-2                                                                                        5.455000
Class A-3                                                                                        5.505000
Class A-4                                                                                        5.565000
Class A-5                                                                                        5.655000
Class M-1                                                                                        5.725000
Class M-2                                                                                        5.745000
Class M-3                                                                                        5.755000
Class M-4                                                                                        5.855000
Class M-5                                                                                        5.875000
Class M-6                                                                                        5.955000
Class M-7                                                                                        6.485000
Class M-8                                                                                        6.585000
Class M-9                                                                                        7.585000
Class M-10                                                                                       7.885000
Class M-11                                                                                       7.885000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.